UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Core Bond Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Western Asset Core Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexv, declined 0.10% during the six months ended June 30, 2015.

Performance review

For the six months ended June 30, 2015, Class I shares of Western Asset Core Bond Fund returned 0.41%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned -0.10% for the same period. The Lipper Core Bond Debt Funds Category Average1 returned -0.02% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 514 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Core Bond Fund

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	0.19%
Class C	-0.22%
Class C1	0.00%
Class FI	0.21%
Class R	0.06%
Class I	0.41%
Class IS	0.41%
Barclays U.S. Aggregate Index	-0.10%
Lipper Core Bond Debt Funds Category Average[1]	-0.02%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2015 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.74%, 1.16%, 1.41%, 1.80%, 1.51%, 2.20% and 2.21%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.10%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.82%, 1.64%, 1.28%, 0.80%, 1.29%, 0.52% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 514 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

limitation arrangements, except for Class I shares, cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent. The arrangement for Class I shares cannot be terminated prior to April 30, 2016 without the Board’s consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Core Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.19%	$1,000.00	$1,001.90	0.86%	$4.27	Class A	5.00%	$1,000.00	$1,020.53	0.86%	$4.31
Class C	-0.22	1,000.00	997.80	1.55	7.68	Class C	5.00	1,000.00	1,017.11	1.55	7.75
Class C1	0.00	1,000.00	1,000.00	1.26	6.25	Class C1	5.00	1,000.00	1,018.55	1.26	6.31
Class FI	0.21	1,000.00	1,002.10	0.85	4.22	Class FI	5.00	1,000.00	1,020.58	0.85	4.26
Class R	0.06	1,000.00	1,000.60	1.15	5.70	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	0.41	1,000.00	1,004.10	0.45	2.24	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	0.41	1,000.00	1,004.10	0.45	2.24	Class IS	5.00	1,000.00	1,022.56	0.45	2.26

2	Western Asset Core Bond Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 28.9%
Consumer Discretionary — 1.7%
Automobiles — 0.5%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$3,950,000	$4,016,143	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,950,000	6,738,734
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,245,606
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,954,120
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,171,559	(a)
Total Automobiles				19,126,162
Internet & Catalog Retail — 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	4,110,000	4,005,170
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	94,515
Total Internet & Catalog Retail				4,099,685
Media — 1.1%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	46,424
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	803,174
Comcast Corp., Notes	5.875%	2/15/18	900,000	998,722
Comcast Corp., Notes	6.450%	3/15/37	620,000	766,193
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,515,703
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	316,457
Comcast Corp., Senior Notes	3.375%	8/15/25	3,010,000	2,970,289
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	414,719
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,375,640
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,469,128
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	376,139
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	533,586
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	59,884	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,504,799	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,285,290
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	507,019
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,405,382
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	70,000	57,099
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,328,349
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,808,250
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	971,562
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,200,000	1,161,758
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,230,000	1,147,180
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	7,540,167
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,443,085

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Inc., Senior Notes	6.100%	7/15/40	$220,000	$247,422
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	389,058
Viacom Inc., Senior Notes	4.250%	9/1/23	1,080,000	1,088,549
Total Media				43,531,027
Total Consumer Discretionary				66,756,874
Consumer Staples — 2.7%
Beverages — 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	4,985,358
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,380,752
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,404,337
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	951,390
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,177,310
Heineken NV, Senior Notes	1.400%	10/1/17	1,400,000	1,400,154	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	413,671
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	117,014
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	450,486
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,200,000	10,723,454	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	308,363	(a)
Total Beverages				28,312,289
Food & Staples Retailing — 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	202,446
CVS Health Corp., Senior Notes	5.750%	5/15/41	180,000	206,312
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	7,128,715	8,112,998
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	569,120	676,209
Kroger Co., Senior Notes	6.900%	4/15/38	1,080,000	1,339,425
Kroger Co., Senior Notes	5.150%	8/1/43	210,000	221,383
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	468,989
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,555,235
Total Food & Staples Retailing				14,782,997
Food Products — 0.6%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	2,168,000	2,419,902
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	2,950,000	2,957,234
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	3,330,000	3,348,465	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,760,000	1,781,155	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,096,815
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,082,888
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	4,401,098
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	1,070,000	1,071,151

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	$680,000	$689,660	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,863,350	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	740,000	762,552	(a)
Total Food Products				23,474,270
Tobacco — 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	4,054,532
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,713,895
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,479,584
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	322,047
Altria Group Inc., Senior Notes	10.200%	2/6/39	620,000	1,020,973
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	3,987,544
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,766,037
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,503,867
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,529,781
R.J. Reynolds Tobacco Co., Senior Notes	8.125%	6/23/19	5,000,000	5,923,390
Reynolds American Inc., Senior Notes	7.750%	6/1/18	80,000	92,369
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,880,000	1,904,256
Reynolds American Inc., Senior Notes	3.250%	11/1/22	1,460,000	1,406,208
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,331,677
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,560,000	4,782,961
Total Tobacco				38,819,121
Total Consumer Staples				105,388,677
Energy — 4.3%
Energy Equipment & Services — 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	450,000	528,688
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	1,920,000	2,068,293
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,690,589	(a)
Transocean Inc., Senior Notes	5.550%	12/15/16	720,000	745,178
Transocean Inc., Senior Notes	3.000%	10/15/17	4,370,000	4,238,900
Total Energy Equipment & Services				11,271,648
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	456,778
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,320,000	5,838,189
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	193,456
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	20,605,101
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,298,132
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	560,914
Apache Corp., Senior Notes	5.100%	9/1/40	4,370,000	4,223,465

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	4.750%	4/15/43	$8,570,000	$7,930,875
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,218,864
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	166,049
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,145,446
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	8,420,000	8,099,181
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	455,723
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	4,101,322
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,670,000	2,136,062
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	415,113
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,020,000	2,114,847
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,330,000	5,261,851
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	830,000	1,069,871
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,490,000	4,445,100
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,910,000	2,568,075
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,642,690
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	606,652
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	514,000	543,555
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	687,000	736,808
Hess Corp., Notes	8.125%	2/15/19	430,000	509,076
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	831,872
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,177,582
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,724,302
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	1,580,000	1,570,250
Petrobras Global Finance BV, Senior Notes	6.125%	10/6/16	2,800,000	2,877,000
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	2,723,000	2,698,057
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	10,108,518
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	2,996,962
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,963,993
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	13,833,000	14,766,727
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	7,730,000	7,932,912
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,547,061
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,620,000	1,585,849
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,800,000	2,763,802
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,227,749	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,663,628	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,597,049
Williams Cos. Inc., Notes	7.875%	9/1/21	400,000	469,551

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	$26,000	$29,020
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,337,608
Total Oil, Gas & Consumable Fuels				156,212,687
Total Energy				167,484,335
Financials — 11.7%
Banks — 7.5%
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,086,520
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,195,630
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	588,265
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,426,136
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	450,823
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,021,888
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,731,045
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,561,512
Bank of America Corp., Senior Notes	5.000%	1/21/44	14,040,000	14,577,493
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,480,000	7,597,623
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,025,456
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,127,484
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,000,000	2,938,809
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,373,662
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,675,580	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	100,000	132,490	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,496,846
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,058,143
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,151,943	(a)
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,190,000	3,469,725
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	15,347,264
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,061,067
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,016,119
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,285,623
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,466,733
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	544,526
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,196,000	1,366,279
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,441,255
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	2,000,000	2,036,058
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	178,247	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,882,908

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	$4,838,000	$6,132,165	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	3.375%	5/21/25	14,740,000	14,368,405
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	3,930,000	4,054,612
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,210,000	1,328,532
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,363,600	(a)(b)(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	487,851	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,161,368
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	4,300,000	4,460,261
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,465,887	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	1,330,000	1,340,139
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,347,634	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	9,000,000	8,564,400	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,041,000	2,082,330
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,248,534
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	642,235
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	5,066,434
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,550,000	2,476,098
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	7,050,000	6,932,096
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,335,414
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	115,261	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,705,054	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,598,245
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	534,250	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	200,000	200,559
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	3,800,000	4,246,591
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,150,000	1,148,600
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,287,861
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	8,880,000	9,205,647	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	400,000	405,010	(a)
Wachovia Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	969,356
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/14/15	31,840,000	31,481,800	(b)(c)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,611,930
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,110,000	1,140,228
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,606,980

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	$600,000	$657,287
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,009,062
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	155,742
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	512,506
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	1,867,093
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	853,056
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	8,000	8,132
Total Banks				295,491,397
Capital Markets — 1.4%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	835,964
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	803,428
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	3,752,475	(a)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	2,952,355
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/14/15	700,000	532,875	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,735,877
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,280,253
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	434,236
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,010,571
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	363,990
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,149,716
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,508,691
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,243,302
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	7,725,000	8,180,134
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,172,948
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,020,000	984,023
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	374,508	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/14/15	1,430,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	(d)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	0.725%	10/18/16	3,100,000	3,096,016	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	590,770
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,538,901
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,287,807
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,837,675
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,467,441
UBS AG Stamford CT, Medium-Term Notes	5.750%	4/25/18	459,000	508,512
Total Capital Markets				54,642,468

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — 0.6%
American Express Co., Senior Notes	2.650%	12/2/22	$11,000	$10,582
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,250,000	4,372,825	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,490,000	2,628,160
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,877,072
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	8,050,000	6,520,500
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,982,668
Total Consumer Finance				24,391,807
Diversified Financial Services — 1.1%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	221,729
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,318,479
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	3,710,000	4,039,856
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,730,000	5,207,744
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,570,000	3,450,672
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	10,550,000	11,341,250	(b)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	2,340,000	2,631,171
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,180,000	4,096,400	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,532,863	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	4,015,757	(a)
Total Diversified Financial Services				41,855,921
Insurance — 0.6%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	5,673,000	6,247,635
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	100,000	110,249
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	720,136
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,147,000	8,941,333
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,495,106	(a)
Teachers Insurance & Annuity Association of America —College Retirement Equity Fund, Notes	6.850%	12/16/39	2,810,000	3,518,550	(a)
Total Insurance				24,033,009
Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,569,309	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,674,872	(a)
Total Real Estate Investment Trusts (REITs)				6,244,181

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	$8,820,000	$9,166,317
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,260,735
Total Thrifts & Mortgage Finance				12,427,052
Total Financials				459,085,835
Health Care — 1.8%
Biotechnology — 0.2%
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,831,488
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	599,238
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,351,622
Total Biotechnology				6,782,348
Health Care Equipment & Supplies — 0.5%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	2,970,000	2,960,009
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	3,700,000	3,580,275
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,460,000	2,683,385
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,533
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,451,331	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,563,469	(a)
Total Health Care Equipment & Supplies				18,279,002
Health Care Providers & Services — 0.3%
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,132,948
Anthem Inc., Senior Notes	5.875%	6/15/17	738,000	801,411
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	1,982,549
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	365,790
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	723,415
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	831,139
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,722,338
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	755,885
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,058,320
Total Health Care Providers & Services				10,373,795
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,211,326
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	400,000	422,769
Total Life Sciences Tools & Services				1,634,095
Pharmaceuticals — 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	2,730,000	2,737,155
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	4,030,000	3,983,232
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,070,203
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,940,000	2,888,027

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	$1,210,000	$1,150,434
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,590,000	1,513,766
Baxalta Inc., Senior Notes	5.250%	6/23/45	1,470,000	1,478,020	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,023,285
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,157,604
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	3,970,000	4,023,246
Perrigo Finance PLC, Senior Notes	3.900%	12/15/24	1,750,000	1,727,988
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	171,578
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,080,000	2,868,934
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,029,000	1,170,959	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	32,000	32,614
Wyeth, Notes	5.950%	4/1/37	1,510,000	1,801,291
Zoetis Inc., Senior Notes	3.250%	2/1/23	680,000	658,789
Total Pharmaceuticals				33,457,125
Total Health Care				70,526,365
Industrials — 1.4%
Aerospace & Defense — 0.1%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	285,632
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	5,009,612
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,326,251
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	22,531
Total Aerospace & Defense				6,644,026
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,426,069
Airlines — 0.4%
Air 2 US, Notes	8.027%	10/1/19	2,291,859	2,452,289	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	778,316	812,795
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	254,082	271,232
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	2,226,479	2,365,634
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	181,537	208,314
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,623,868	2,912,493
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,801,235
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	75,980	82,629
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	83,816	86,481
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	4,212,317	4,465,056
Total Airlines				16,458,158

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Building Products — 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	$4,120,000	$4,336,300
Commercial Services & Supplies — 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,034,900
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,180,000	1,181,612
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	461,960
Total Commercial Services & Supplies				2,678,472
Electrical Equipment — 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	336,884
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,149,214
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,643,049
Eaton Corp., Senior Notes	4.150%	11/2/42	1,930,000	1,780,518
Total Electrical Equipment				9,909,665
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,939,118
Machinery — 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,543,749
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	763,717
Total Machinery				2,307,466
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	140,000	137,805
Burlington Northern Santa Fe LLC, Senior Notes	3.850%	9/1/23	6,895,000	7,146,460
Total Road & Rail				7,284,265
Total Industrials				56,983,539
Information Technology — 0.3%
IT Services — 0.1%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,164,356
Semiconductors & Semiconductor Equipment — 0.1%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	6,027,004
Software — 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,460,009
Total Information Technology				13,651,369
Materials — 1.8%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	809,132
OCP SA, Senior Notes	4.500%	10/22/25	2,510,000	2,381,363	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	760,091
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	61,766
Total Chemicals				4,012,352

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — 1.6%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	$210,000	$243,215
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,710,000	1,657,393
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,510,000	2,445,679
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	3,922,591
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	636,357
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,180,000	7,293,049
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,080,000	2,159,111
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,693,840
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	348,000	322,118
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	830,000	873,616	(a)
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	3,540,000	3,549,066	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,970,750	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	1,038,218	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	8,810,000	8,635,315	(a)
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	60,000	60,241
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,310,000	2,350,316
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	3,673,000	3,826,631
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,482,765
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	975,000	1,083,625
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,946,000	2,878,101
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,129,000	5,925,578
Total Metals & Mining				64,047,575
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,313,884
Total Materials				70,373,811
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 1.9%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,354,144
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	789,799
AT&T Inc., Senior Notes	3.400%	5/15/25	15,130,000	14,429,602
AT&T Inc., Senior Notes	5.550%	8/15/41	3,020,000	3,094,201
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,528,152
CenturyLink Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,295,100
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	4,515,000	4,667,232
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	542,294
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,115,759
Verizon Communications Inc., Senior Notes	2.500%	9/15/16	2,160,000	2,195,048
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	722,753

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	$2,440,000	$2,487,158
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	2,929,006
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,088,714
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	22,906,000	26,794,385
Total Diversified Telecommunication Services				73,033,347
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,186,159
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,302,456
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,994,372
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	5,620,000	5,536,908	(a)
Total Wireless Telecommunication Services				16,019,895
Total Telecommunication Services				89,053,242
Utilities — 0.9%
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	772,883
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	902,749
Exelon Corp., Bonds	5.625%	6/15/35	515,000	552,375
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,339,059
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,288,703
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,296,653
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,270,000	2,624,687	(h)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,290,000	1,550,852
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	311,717
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,460,200
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,219,582
Total Electric Utilities				28,319,460
Gas Utilities — 0.2%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	30,000	31,951	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	4,850,000	5,757,401
Total Gas Utilities				5,789,352
Total Utilities				34,108,812
Total Corporate Bonds & Notes (Cost — $1,155,507,065)				1,133,412,859
Asset-Backed Securities — 6.8%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,291,845	1,338,922	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,718,492	4,717,893	(a)
Airspeed Ltd., 2007-1A G1W	0.456%	4/15/24	10,863,860	9,125,643	(a)(b)(g)
ALM Loan Funding, 2015-12A A1	1.826%	4/16/27	7,500,000	7,500,000	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.222%	7/25/32	921,896	890,103	(b)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apidos CDO, 2013-16A B	3.075%	1/19/25	$4,550,000	$4,509,660	(a)(b)
Apidos CDO, 2014-18A A1	1.688%	7/22/26	3,000,000	2,997,273	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.006%	4/15/27	3,750,000	3,700,500	(a)(b)
Argent Securities Inc., 2006-W4 A2B	0.297%	5/25/36	124,622	45,015	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	7,900,000	7,868,447	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	1,840,000	1,834,077	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,100,000	2,156,477	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-2A A	2.500%	2/20/21	3,550,000	3,545,811	(a)
Bayview Financial Acquisition Trust, 2005-B M1	0.636%	4/28/39	413,699	410,367	(b)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1	1.160%	12/25/34	5,980,077	5,621,105	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.757%	9/25/34	64,868	63,699	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-SD2 2A1	0.847%	12/25/44	71,231	71,248	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.767%	12/27/39	5,900,000	6,504,337	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.740%	10/15/25	500,000	500,032	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.070%	10/15/25	2,000,000	1,990,668	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	1.785%	4/20/27	3,250,000	3,239,925	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.807%	1/25/33	215,032	201,281	(b)
Cent CLO 19 Ltd., 2013-19A A1A	1.607%	10/29/25	6,250,000	6,176,994	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.275%	4/18/25	5,250,000	5,209,627	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	3,650,000	3,655,146	(a)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.807%	9/25/33	345,395	318,165	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.527%	12/25/36	633,426	438,625	(a)(b)
Covenant Credit Partners CLO I Ltd., 2014-1A A	1.755%	7/20/26	1,250,000	1,243,583	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.293%	2/3/29	18,551	18,451	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.328%	10/25/36	3,715,000	3,967,133	(a)
FBR Securitization Trust, 2005-5 M1	0.875%	11/25/35	10,261,000	8,693,591	(b)
Federal National Mortgage Association (FNMA)	1.000%	7/31/45	2,200,000	566,500	(g)
Flatiron CLO Ltd., 2013-1A B	3.020%	1/17/26	2,500,000	2,456,183	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	1.812%	1/24/27	5,000,000	4,990,000	(a)(b)
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	29,557	646	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	850,000	780,056	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.686%	3/13/32	1,600,000	1,449,987	(b)
GSAA Home Equity Trust, 2005-6 A3	0.557%	6/25/35	6,139,711	5,877,158	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.617%	8/25/35	6,500,000	5,621,876	(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	2,430,000	2,417,420	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,880,500

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	$13,200,000	$13,134,000
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 A7	1.981%	11/15/46	1,100,000	1,094,500	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.367%	2/25/36	2,506,143	2,339,603	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.377%	5/25/35	206,987	203,353	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.707%	1/21/31	102,472	95,754	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.627%	4/21/31	7,678,237	7,192,619	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.487%	11/25/34	2,646,404	2,618,421	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.117%	4/25/35	14,730,000	14,313,701	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.347%	10/25/36	2,468,124	1,107,230	(b)
Magnetite CLO Ltd., 2012-6A CR	2.884%	9/15/23	6,000,000	5,970,000	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.487%	5/25/37	9,498,112	8,485,205	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.745%	4/15/26	2,060,000	2,059,821	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	5,400,000	5,400,481	(a)(b)
OZLM Ltd., 2014-8A A1A	1.714%	10/17/26	5,000,000	4,989,770	(a)(b)
OZLM Ltd., 2014-8A A2A	2.424%	10/17/26	2,000,000	1,986,056	(a)(b)
OZLM Ltd., 2014-8A B	3.274%	10/17/26	1,000,000	1,001,588	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	5,183,474	5,293,804	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.967%	1/25/31	302,879	207,303	(b)
RAAC Series, 2007-RP2 A	0.887%	2/25/46	234,361	217,956	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.867%	3/25/33	69,495	61,869	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.647%	6/25/31	149,945	138,983	(b)
SACO I Trust, 2005-10 1A	0.707%	6/25/36	1,033,912	1,542,769	(b)
Saranac CLO Ltd., 2014-2A B	2.326%	2/20/25	750,000	741,950	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	0.875%	5/25/35	4,037,214	3,837,833	(b)
Shackleton CLO Ltd., 2013-4A B1	2.276%	1/13/25	5,800,000	5,797,042	(a)(b)
SLM Student Loan Trust, 2007-7 B	1.027%	10/25/28	4,150,000	3,698,634	(b)
SLM Student Loan Trust, 2011-A A3	2.686%	1/15/43	3,125,000	3,318,272	(a)(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	2,248,221	2,235,776	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,280,000	1,282,043
Small Business Administration Participation Certificates, 2013-20I 1	3.620%	9/1/33	3,657,730	3,868,187
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	2,872,981	2,998,284
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,700,000	3,673,675
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	1,300,000	1,295,901

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	$1,280,000	$1,297,620
Structured Asset Investment Loan Trust, 2004-1 A3	0.987%	2/25/34	9,690,661	9,299,575	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	1,183,401	1,229,855
Venture CDO Ltd., 2013-15A B1	2.325%	7/15/25	1,500,000	1,499,606	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	8,260,000	8,259,975	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.777%	10/14/26	7,500,000	7,499,977	(a)(b)
Total Asset-Backed Securities (Cost — $264,892,465)				267,883,115
Collateralized Mortgage Obligations — 18.6%
American Home Mortgage Assets, 2006-4 1A12	0.397%	10/25/46	1,193,147	824,697	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	0.527%	2/25/45	2,825,493	2,663,830	(b)
APS Resecuritization Trust, 2015-3 1A	1.088%	10/27/46	27,047,894	25,518,622	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	3,500,000	3,425,800	(a)(b)
Banc of America Funding Corp., 2005-E 8A1	2.117%	6/20/35	107,258	69,403	(b)
Banc of America Funding Corp., 2006-H 1A1	2.498%	9/20/46	509,969	421,500	(b)
Banc of America Funding Corp., 2015-R3 3A1	0.906%	4/29/47	12,644,905	12,183,366	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.335%	2/27/37	20,474,991	19,156,402	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.484%	12/25/34	81,339	79,325	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	3.122%	2/25/35	18,596	18,232	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.377%	11/25/34	3,852,555	3,745,820	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.357%	6/25/47	4,484,957	3,562,796	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.527%	1/15/46	700,000	712,860	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.134%	6/15/31	2,970,000	2,963,623	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-388G A	0.936%	6/15/33	3,370,000	3,351,772	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,030,878
COMM Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,828,346	(a)(b)
COMM Mortgage Trust, 2013-CR13 XA, IO	1.160%	12/10/23	31,012,265	1,668,274	(b)
COMM Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,259,324	(a)(b)
COMM Mortgage Trust, 2014-SAVA D	3.286%	6/15/34	4,600,000	4,604,402	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	278,815
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,076,844
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	471,692	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	210,000	222,658	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	446,097	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.590%	3/10/47	$22,466,939	$1,861,184	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.387%	7/25/24	4,396,733	4,393,510	(b)
Core Industrial Trust, 2015-TEXW D	3.977%	2/10/34	4,480,000	4,381,292	(a)(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.447%	7/25/35	4,607,704	3,970,293	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.377%	7/25/46	1,456,034	1,179,519	(b)
Countrywide Home Loans, 2005-09 2A1	0.407%	5/25/35	3,128,450	2,309,531	(b)
Countrywide Home Loans, 2005-11 3A3	2.450%	4/25/35	80,107	58,923	(b)
Countrywide Home Loans, 2005-R3 AF	0.587%	9/25/35	961,343	871,127	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.487%	5/25/35	4,872,269	4,165,196	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	1,349,000	1,418,125	(b)
Credit Suisse Mortgage Trust, 2015-2R 7A3	2.727%	8/27/36	17,050,591	17,397,822	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 4A1	0.435%	12/29/35	27,705,660	25,888,570	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.637%	6/25/34	520,633	477,837	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.476%	4/15/36	13,075,272	11,996,562	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.478%	10/19/45	1,777,470	1,508,240	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.734%	2/25/48	132,150	132,192	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	8,057	8,471
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	7,345	949
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	1,353,769	192,424
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	8,303,816	9,181,288
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.104%	11/15/36	1,297,111	227,145	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.314%	7/15/37	1,182,227	211,225	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.844%	9/15/37	2,286,379	411,317	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.044%	1/15/40	788,699	132,696	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,358,410
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	9,436,693	10,622,829
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.764%	10/15/41	3,201,365	575,804	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.415%	11/15/41	3,849,917	737,405	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.864%	8/15/39	2,288,791	402,182	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.864%	7/15/42	468,593	96,809	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	4,370,108	564,954
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.864%	8/15/42	907,509	188,820	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.814%	8/15/42	3,580,263	786,627	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,347,443	369,287
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.964%	11/15/42	702,843	161,087	(b)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.964%	11/15/42	$735,249	$197,700	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.964%	11/15/42	1,032,852	237,725	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 SB, IO	5.964%	12/15/42	13,584,708	3,345,305	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.014%	5/15/39	2,125,278	377,698	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	17,559,328	3,035,218
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.064%	9/15/42	2,035,173	388,937	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	5,646,420	711,008
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	4,671,480	811,884
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.764%	2/15/44	4,124,902	905,074	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.814%	5/15/44	1,589,423	345,987	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.785%	4/15/41	4,348,559	312,091	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	1,514	1,493
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	6,131,917	6,980,017
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.814%	7/25/21	6,079,501	497,869	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.343%	4/25/20	21,580,666	902,611	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	3,606,226	3,659,692
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.715%	10/25/21	2,058,726	164,762	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	4,940,000	4,955,393
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.352%	6/25/21	13,831,424	839,761	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.413%	11/25/36	3,205,712	717,656	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.293%	4/25/40	1,323,896	201,124	(b)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.393%	9/25/40	2,213,857	430,086	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,971,497
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.343%	12/25/40	691,530	109,822	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,295,269	1,514,796
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.453%	7/25/41	1,888,042	350,764	(b)
Federal National Mortgage Association (FNMA), 2011-090, IO	6.213%	9/25/41	3,169,622	613,699	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.513%	10/25/26	1,040,614	184,705	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	$828,128	$928,555
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	3,076,807	3,496,213
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,256,296	1,426,168
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.813%	7/25/42	3,906,936	826,114	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.463%	2/25/41	1,170,096	243,789	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	4,494,435	519,494
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	229,501	213,624
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.463%	3/25/42	3,385,135	606,173	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	172,125	160,218
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.413%	7/25/42	1,142,321	237,145	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	3,315,635	378,096
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.913%	9/25/42	1,521,956	309,313	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.963%	11/25/42	1,874,580	400,075	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.963%	11/25/42	1,417,665	352,575	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.963%	11/25/42	2,260,039	554,361	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.963%	12/25/42	2,525,359	516,221	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.963%	12/25/42	739,169	193,911	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.963%	12/25/42	1,944,662	381,793	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,784,457	400,960
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.382%	2/25/17	52,875,135	2,429,824	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	5,534,162	6,382,566
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	12,606,937	14,185,754
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	6,305,665	1,100,603
Federal National Mortgage Association (FNMA), 2013-019 US, IO	5.963%	3/25/43	1,849,981	503,201	(b)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	$4,549,985	$547,927
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	10,066,578	1,816,423
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.913%	7/25/43	1,966,422	491,417	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.963%	9/25/41	6,156,093	951,578	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.834%	8/25/44	23,434,865	1,740,742	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.224%	1/25/24	137,049,492	1,103,934	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.678%	7/25/22	131,926,491	4,166,239	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.631%	12/25/24	94,477,078	3,786,679	(b)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	1,238,182	232,691
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	386,219	84,932
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	197,384	43,986	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	188,476	37,888	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	260,959	55,078
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	1,405,539	282,661
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	5,416,323	485,207
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	5,911,526	653,556
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	3,129,018	731,813
Federal National Mortgage Association (FNMA), IO	9.500%	2/25/17	840	44
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	14
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	74	1,397
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	6,619	6,536
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,820,693	791,133
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	4,505,319	997,016

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	$2,631,047	$532,849
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	56,564,940	619,047	(a)
FREMF Mortgage Trust, 2014-K36 C	4.503%	12/25/46	1,740,000	1,769,858	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.079%	10/25/47	840,000	829,992	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.987%	1/25/47	860,000	873,076	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.811%	1/25/48	3,730,000	3,636,649	(a)(b)
GE Business Loan Trust, 2007-1A A	0.356%	4/16/35	3,338,019	3,165,016	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	6,165,000	6,240,552	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,291,378
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.313%	3/20/39	866,686	120,248	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.293%	4/20/40	460,353	80,426	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,637,465
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.365%	4/16/34	78,785	1,972	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,900,000	3,119,321
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,700,000	7,164,263
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.363%	6/20/40	5,019,131	1,097,046	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.463%	1/20/40	1,010,538	184,491	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	18,692,067
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	1,126,603	40,764
Government National Mortgage Association (GNMA), 2010-106 SH, IO	5.813%	8/20/40	110,054	21,984	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.735%	3/20/60	3,432,578	3,447,060	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.185%	5/20/60	1,770,590	1,812,057	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.532%	8/20/58	1,224,404	1,224,031	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.562%	12/20/60	1,724,387	1,724,632	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.582%	12/20/60	4,030,575	4,030,096	(b)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	$5,334,971	$5,817,033
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.923%	9/16/46	90,343,783	4,097,633	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.682%	1/20/61	2,377,554	2,390,365	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.682%	12/20/60	2,578,494	2,588,514	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.632%	2/20/61	2,329,809	2,334,151	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.662%	3/20/61	4,614,552	4,628,119	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.682%	3/20/61	3,259,133	3,271,384	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.225%	4/16/53	27,671,508	1,675,178	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.863%	3/20/42	5,168,097	1,137,353	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	3,290,165	3,328,946
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.700%	3/16/49	18,841,560	843,103	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	4,106,423	516,010
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	895,834	83,185
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.915%	8/16/42	2,729,505	467,602	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.767%	2/16/53	23,130,037	1,341,635	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	0.941%	1/16/53	16,958,966	1,287,372	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	6.015%	10/16/42	2,471,128	496,583	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.664%	5/16/54	24,341,891	1,193,483	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.758%	9/16/51	74,564,427	4,691,146	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	22,279,851	1,552,527	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.216%	2/16/46	29,778,655	2,225,377	(b)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.929%	6/16/55	17,007,928	1,014,931	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2013-187 S, IO	5.963%	12/20/43	$2,908,335	$589,348	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	13,513,656	1,263,673
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.965%	6/16/43	3,772,146	527,376	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.273%	2/16/48	21,263,775	1,492,292	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.021%	9/16/55	21,365,496	1,485,906	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.037%	1/16/57	14,627,305	1,278,734	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	6,934,353	723,318
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	2,518,948	2,560,377
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.869%	8/16/54	52,135,564	3,614,507	(b)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	38,759,986	2,935,022	(b)
Government National Mortgage Association (GNMA), 2015-085 AB	2.800%	2/16/47	10,710,000	10,933,271	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.627%	6/25/45	3,407,874	2,950,118	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.447%	10/25/45	665,252	568,594	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,218,494	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.537%	1/25/35	173,801	145,748	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.537%	3/25/35	7,372,524	6,434,119	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	345,369	349,254
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.527%	6/20/35	506,454	477,123	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.557%	6/20/35	10,687,666	9,728,544	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.637%	7/25/34	219,248	217,405	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.537%	8/25/36	521,247	514,032	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.437%	4/25/37	3,991,810	3,671,152	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.534%	9/25/35	48,627	41,440	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	940,000	1,002,338	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	490,000	531,014	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.277%	8/15/47	63,003,847	4,728,754	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	559,623
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.713%	9/15/47	1,540,000	1,531,997	(b)

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	$9,365,409	$9,676,256
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	1,997,678
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.466%	11/15/31	8,780,000	8,756,364	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	3.934%	5/15/28	4,200,000	4,105,686	(a)(b)
JPMorgan Reremic, 2014-6 8A1	0.365%	10/27/36	7,300,706	6,716,254	(a)(b)
JPMorgan Reremic, 2015-1 1A1	0.347%	12/27/36	8,913,843	8,501,454	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.937%	2/22/32	6,670,000	6,661,329	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	3.687%	2/22/32	4,000,000	4,020,000	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.567%	6/15/36	1,493,233	4,097	(a)(b)(f)
Lehman XS Trust, 2005-7N 1A1B	0.487%	12/25/35	56,529	33,677	(b)
Luminent Mortgage Trust, 2006-1 A1	0.427%	4/25/36	332,123	217,404	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.417%	5/25/37	142,162	100,457	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.316%	12/25/34	76,053	73,498	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	480,043	483,277	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	90,985	94,959	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.537%	5/25/35	701,425	573,882	(a)(b)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	462,550	476,143	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A9 3A1	2.616%	12/25/35	56,775	52,928	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.477%	2/25/36	248,728	242,041	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.979%	8/15/45	9,821,367	751,786	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	423,821
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	510,000	546,636	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.324%	2/12/44	7,380,000	7,312,591	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.431%	10/25/34	310,167	306,912	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.445%	7/25/35	1,679,811	1,539,421	(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.435%	8/26/47	16,950,000	16,102,500	(a)(b)(g)
Mortgage IT Trust, 2005-1 1A1	0.827%	2/25/35	656,978	640,439	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,097,678	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	280,982	287,564	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	179,848	166,725
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	7,326,405	7,150,380	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.321%	7/26/37	23,772,260	22,569,384	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.507%	4/25/35	$2,845,380	$2,775,904	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	5,314,450	5,362,189	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	1,984,952	2,017,389	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	442,334	431,574	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	25,695,404	25,443,640	(a)
Residential Accredit Loans Inc., 2006-QO1O A1	0.347%	1/25/37	797,159	621,202	(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	2,824,977	2,885,598
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.387%	2/25/24	5,480,000	5,486,187	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.837%	4/25/24	13,400,000	13,087,244	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.587%	8/25/24	13,020,000	13,076,715	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.687%	8/25/24	3,970,000	4,007,354	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	2.837%	10/25/24	2,750,000	2,780,118	(b)
Structured ARM Loan Trust, 2004-10 2A	2.447%	8/25/34	4,490,086	4,450,681	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.507%	10/25/35	646,643	560,680	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	1,417,889	1,440,829
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.248%	5/10/45	21,494,546	2,303,313	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.385%	12/15/43	640,000	619,933	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.393%	2/25/33	121,581	119,632	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.409%	9/25/33	36,142	36,498	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	226,446	228,348
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A1	0.527%	1/25/45	434,806	407,168	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.457%	7/25/45	54,587	51,191	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.507%	8/25/45	6,359,502	5,963,190	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.477%	10/25/45	108,994	101,379	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.457%	12/25/45	8,551,582	8,213,273	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.477%	12/25/45	128,716	118,039	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.090%	9/25/36	340,625	302,204	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	7,602	8,029
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.351%	5/15/48	48,286,045	3,872,251	(b)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	$271,935	$273,181	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.926%	12/15/45	23,391,678	2,147,426	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	265,198	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.465%	3/15/47	10,618,167	777,505	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,873,781
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,279,253	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.194%	8/15/47	37,021,026	2,793,273	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	3,980,000	3,823,085	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,850,000	2,937,230
Total Collateralized Mortgage Obligations (Cost — $737,859,987)				728,381,489
Mortgage-Backed Securities — 17.8%
FHLMC — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/39	686,991	775,652
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-11/1/41	8,612,776	9,457,525
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-4/1/32	578,323	658,650
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,166,677	1,340,548
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	6/1/33-8/1/35	3,422,161	3,831,005
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	783,434	833,069	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.522%	1/1/36	198,617	212,742	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,824	8,268	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.166%	2/1/37	99,463	106,120	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	4/1/37	68,006	71,638	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.425%	8/1/37	3,851,084	4,156,710	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.194%	1/1/38	208,216	222,636	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	524,882	541,754
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43-8/1/43	4,111,210	4,388,820
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	8/13/45	23,500,000	24,798,462	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	2,164,981	2,294,935
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	24,411,701	26,877,962
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-9/1/35	112,744	121,368
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	19,832,029	21,174,635
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/16/30-8/13/45	3,200,000	3,288,962	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	15,102,775	15,700,484
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	670,325	750,509
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	472,480	540,682
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,377,524	1,565,567
Total FHLMC				123,718,703

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 12.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	$63,659,080	$69,401,787
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-1/1/45	54,714,091	58,356,815
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/41	13,429,509	14,534,779
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	12,133,986	13,817,673
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,120,000	3,062,913
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	132,093	137,757
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	5,326,067	6,149,304
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	5,441,916	5,470,572
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	3,117,574	3,580,259
Federal National Mortgage Association (FNMA)	2.500%	7/16/30	9,400,000	9,513,871	(i)
Federal National Mortgage Association (FNMA)	3.000%	7/16/30	75,400,000	78,114,988	(i)
Federal National Mortgage Association (FNMA)	3.500%	7/16/30-8/13/45	67,800,000	69,935,307	(i)
Federal National Mortgage Association (FNMA)	3.500%	5/1/32-5/1/43	42,866,743	44,521,507
Federal National Mortgage Association (FNMA)	2.672%	6/1/35	2,124,937	2,286,186	(b)
Federal National Mortgage Association (FNMA)	2.176%	7/1/35	505,897	539,306	(b)
Federal National Mortgage Association (FNMA)	2.128%	8/1/35	341,311	363,565	(b)
Federal National Mortgage Association (FNMA)	2.192%	9/1/35	685,237	729,715	(b)
Federal National Mortgage Association (FNMA)	2.310%	9/1/35	1,100,337	1,185,010	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	6,574,698	7,392,550
Federal National Mortgage Association (FNMA)	2.125%	10/1/35	793,004	842,524	(b)
Federal National Mortgage Association (FNMA)	2.155%	10/1/35	2,832,834	2,979,651	(b)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	504,957	539,085	(b)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	736,419	787,852	(b)
Federal National Mortgage Association (FNMA)	2.106%	11/1/35	882,002	931,626	(b)
Federal National Mortgage Association (FNMA)	2.108%	11/1/35	1,023,095	1,075,727	(b)
Federal National Mortgage Association (FNMA)	2.137%	11/1/35	1,225,240	1,285,836	(b)
Federal National Mortgage Association (FNMA)	2.139%	11/1/35	1,183,646	1,244,933	(b)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	1,034,211	1,088,124	(b)
Federal National Mortgage Association (FNMA)	2.470%	9/1/36	492,908	535,918	(b)
Federal National Mortgage Association (FNMA)	2.313%	12/1/36	21,539	23,115	(b)
Federal National Mortgage Association (FNMA)	1.753%	2/1/37	8,498,808	8,922,442	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,425,160	4,414,650
Federal National Mortgage Association (FNMA)	4.500%	7/14/45	15,000,000	16,216,407	(i)
Federal National Mortgage Association (FNMA)	5.000%	7/14/45	7,300,000	8,064,219	(i)
Federal National Mortgage Association (FNMA)	4.000%	8/13/45	51,500,000	54,442,537	(i)
Total FNMA				492,488,510

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 2.1%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	$13,467	$13,553
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	75,474	85,215
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	82,110	87,081
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	12,216,248	14,233,531
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/41	12,442,787	14,231,998
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	465,531	531,941
Government National Mortgage Association (GNMA)	5.000%	1/15/40-11/20/40	1,921,099	2,141,237
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	9,588,861	10,463,235
Government National Mortgage Association (GNMA)	3.500%	7/20/45	1,200,000	1,244,906	(i)
Government National Mortgage Association (GNMA) II	6.000%	10/20/37-2/20/42	363,209	417,035
Government National Mortgage Association (GNMA) II	3.500%	7/20/45	37,600,000	39,023,224	(i)
Total GNMA				82,472,956
Total Mortgage-Backed Securities (Cost — $690,576,584)				698,680,169
Municipal Bonds — 0.1%
Illinois — 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	4,772,383
Ohio — 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	150,000	208,528
Total Municipal Bonds (Cost — $5,595,801)				4,980,911
Sovereign Bonds — 4.1%
Colombia — 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	11,846,250
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	4,346,000	4,280,810	(h)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	275,800	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	322,625	(h)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,262,947	(h)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	365,925	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,006,655	(a)
Total Indonesia				7,514,762

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mexico — 1.7%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	$112,000	$127,120
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	168,510
United Mexican States, Senior Notes	4.750%	3/8/44	580,000	551,000
United Mexican States, Senior Notes	5.550%	1/21/45	48,390,000	51,474,863
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	13,782,500
Total Mexico				66,103,993
Peru — 0.1%
Republic of Peru, Senior Bonds	5.625%	11/18/50	3,300,000	3,679,500
Poland — 0.7%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,749,114
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	17,639,775
Total Poland				25,388,889
Russia — 0.4%
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	7,150,625	8,376,871	(h)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	1,662,500	1,947,599	(a)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	6,400,000	6,264,000	(h)
Total Russia				16,588,470
South Africa — 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	10,730,000	11,887,166
Turkey — 0.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,250,364
Republic of Turkey, Senior Bonds	5.750%	3/22/24	8,810,000	9,536,825
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,180,000	2,425,119
Republic of Turkey, Senior Notes	4.875%	4/16/43	3,030,000	2,757,179
Total Turkey				15,969,487
Total Sovereign Bonds (Cost — $154,019,807)				158,978,517
U.S. Government & Agency Obligations — 12.0%
U.S. Government Agencies — 3.5%
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	12,535,517
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	28,419,754
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	66,300,000	60,553,646
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	114,747
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,021,424
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,076,049
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,790,000	1,737,841
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,483,543
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	2,740,000	2,623,956
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,242,295

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	$1,240,000	$1,149,454
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	820,000	756,872
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	9,190,000	8,250,047
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,490,625
Total U.S. Government Agencies				138,455,770
U.S. Government Obligations — 8.5%
U.S. Treasury Bonds	3.375%	5/15/44	14,110,000	14,821,017
U.S. Treasury Bonds	3.000%	11/15/44	18,860,000	18,448,909
U.S. Treasury Bonds	2.500%	2/15/45	2,660,000	2,341,013
U.S. Treasury Bonds	3.000%	5/15/45	149,110,000	146,127,800
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,070
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,291,480
U.S. Treasury Notes	1.625%	7/31/19	250,000	252,129
U.S. Treasury Notes	1.750%	9/30/19	3,070,000	3,106,935
U.S. Treasury Notes	1.250%	1/31/20	12,020,000	11,858,475
U.S. Treasury Notes	1.500%	5/31/20	540,000	537,047
U.S. Treasury Notes	1.875%	11/30/21	10,840,000	10,769,713
U.S. Treasury Notes	2.125%	12/31/21	80,000	80,625
U.S. Treasury Notes	1.500%	1/31/22	260,000	251,713
U.S. Treasury Notes	1.750%	3/31/22	16,230,000	15,935,831
U.S. Treasury Notes	2.125%	6/30/22	60,110,000	60,363,604
U.S. Treasury Notes	2.375%	8/15/24	8,400,000	8,445,284
U.S. Treasury Notes	2.000%	2/15/25	29,610,000	28,767,951
U.S. Treasury Notes	2.125%	5/15/25	570,000	559,669
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,174,173
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/30	1,720,000	1,137,283
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	7,800,000	3,160,646
Total U.S. Government Obligations				333,581,367
Total U.S. Government & Agency Obligations (Cost — $466,374,383)				472,037,137

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 30-Year Bonds Futures, Put @ $150.00		7/24/15	28	51,187
U.S. Treasury Long-Term Bonds Futures, Call @ $149.00		7/24/15	56	182,875
U.S. Treasury Long-Term Bonds Futures, Call @ $150.00		7/24/15	138	368,719
Total Purchased Options (Cost — $406,972)				602,781
Total Investments before Short-Term Investments (Cost — $3,475,233,064)				3,464,956,978

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 6.7%
U.S. Government Agencies — 6.2%
Federal Home Loan Bank (FHLB), Discount Notes	0.075%	7/8/15	$50,000,000	$49,999,271	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	7/22/15	20,000,000	19,999,067	(j)
Federal Home Loan Bank (FHLB), Discount Notes	0.050%	8/5/15	9,820,000	9,819,522	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.065%	7/20/15	30,000,000	29,998,971	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/18/15	33,900,000	33,893,220	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	10/6/15	35,000,000	34,990,655	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	25,000,000	24,989,450	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	7/2/15	20,000,000	19,999,950	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	8/3/15	20,000,000	19,997,067	(j)
Total U.S. Government Agencies (Cost — $243,681,315)				243,687,173
Repurchase Agreements — 0.5%
Goldman Sachs & Co. repurchase agreement dated 6/30/15; Proceeds at maturity — $18,300,056; (Fully collateralized by U.S. government agency obligations, 1.250% due 1/30/17; Market value — $18,668,513) (Cost — $18,300,000)	0.110%	7/1/15	18,300,000	18,300,000
Total Short-Term Investments (Cost — $261,981,315)				261,987,173
Total Investments — 95.0% (Cost — $3,737,214,379#)				3,726,944,151
Other Assets in Excess of Liabilities — 5.0%				194,819,999
Total Net Assets — 100.0%				$3,921,764,150

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2015.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2015 Semi-Annual Report

Western Asset Core Bond Fund

(i)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2015, the Fund held TBA securities with a total cost of $305,189,273 (See Note 1).

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	6/13/16	$99.00	165	$104,156
U.S. Treasury 5-Year Notes Futures, Call	7/24/15	119.00	338	203,328
U.S. Treasury 5-Year Notes Futures, Call	7/24/15	120.00	280	56,875
U.S. Treasury 5-Year Notes Futures, Call	8/21/15	120.00	165	60,586
U.S. Treasury 5-Year Notes Futures, Put	7/24/15	118.75	169	42,250
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	127.00	783	391,500
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	126.50	168	115,500
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	126.00	61	56,234
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	128.00	133	35,328
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	129.50	111	12,141
U.S. Treasury 10-Year Notes Futures, Call	7/24/15	127.50	29	10,422
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	128.00	365	193,906
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	129.00	405	139,219
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	132.50	7	656
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	126.00	113	84,750
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	125.00	145	54,375
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	124.50	55	13,750
U.S. Treasury 10-Year Notes Futures, Put	7/24/15	122.00	133	6,234
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	125.00	7	4,813
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	153.00	380	516,563
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	155.00	463	383,422
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	154.00	206	218,875
U.S. Treasury 30-Year Bonds Futures, Call	7/24/15	152.00	25	42,969
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	154.00	34	64,281

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	$147.00	80	$63,750
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	148.00	57	61,453
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	149.00	41	58,297
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	145.00	110	46,406
U.S. Treasury 30-Year Bonds Futures, Put	7/24/15	146.00	6	3,469
U.S. Treasury Long-Term Bonds Futures, Call	7/24/15	151.00	139	299,719
U.S. Treasury Long-Term Bonds Futures, Call	7/24/15	156.00	160	102,500
Total Written Options (Premiums received — $3,234,410)				$3,447,727

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $3,737,214,379)	$3,726,944,151
Cash	470,009,436
Receivable for securities sold	325,922,423
Interest receivable	22,688,507
Deposits with brokers for open futures contracts	13,881,567
Receivable for Fund shares sold	6,101,301
Deposits with brokers for centrally cleared swap contracts	2,876,810
Deposits with brokers for OTC swap contracts	800,000
Deposits with brokers for open written options	512,043
OTC swaps, at value (premiums paid — $336,506)	409,604
Principal paydown receivable	323,131
Deposits with brokers for TBA securities	320,000
Deposits with brokers for open purchased options	89,523
Receivable for open OTC swap contracts	26,155
Prepaid expenses	121,495
Other assets	75,431
Total Assets	4,571,101,577

Liabilities:
Payable for securities purchased	635,968,403
Payable for Fund shares repurchased	3,626,592
Written options, at value (premiums received — $3,234,410)	3,447,727
Payable to broker — variation margin on centrally cleared swaps	2,023,475
Distributions payable	1,218,408
Investment management fee payable	1,164,119
OTC swaps, at value (premiums received — $136,459)	899,900
Payable to broker — variation margin on open futures contracts	402,217
Payable for open OTC swap contracts	155,114
Service and/or distribution fees payable	131,503
Directors’ fees payable	39,977
Accrued expenses	259,992
Total Liabilities	649,337,427
Total Net Assets	$3,921,764,150

Net Assets:
Par value (Note 7)	$321,286
Paid-in capital in excess of par value	4,375,953,868
Undistributed net investment income	2,750,231
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(448,027,898)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(9,233,337)
Total Net Assets	$3,921,764,150

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	39

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2015

Shares Outstanding:
Class A	24,481,355
Class C	1,469,035
Class C1	1,765,270
Class FI	16,642,013
Class R	473,223
Class I	156,722,578
Class IS	119,732,186

Net Asset Value:
Class A (and redemption price)	$12.20
Class C*	$12.20
Class C1*	$12.21
Class FI (and redemption price)	$12.21
Class R (and redemption price)	$12.21
Class I (and redemption price)	$12.20
Class IS (and redemption price)	$12.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.74

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$55,684,495
Less: Foreign taxes withheld	(706)
Total Investment Income	55,683,789

Expenses:
Investment management fee (Note 2)	7,619,447
Transfer agent fees (Note 5)	1,000,634
Service and/or distribution fees (Notes 2 and 5)	719,202
Fund accounting fees	124,294
Fees recaptured by investment manager (Note 2)	95,776
Legal fees	69,964
Registration fees	65,854
Directors’ fees	64,462
Shareholder reports	35,758
Audit and tax fees	32,399
Insurance	22,663
Custody fees	14,422
Miscellaneous expenses	9,298
Total Expenses	9,874,173
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(430,113)
Net Expenses	9,444,060
Net Investment Income	46,239,729

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,142,803
Futures contracts	478,429
Written options	15,645,696
Swap contracts	(332,639)
Net Realized Gain	17,934,289
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(58,163,559)
Futures contracts	(2,185,041)
Written options	(702,247)
Swap contracts	3,871,232
Change in Net Unrealized Appreciation (Depreciation)	(57,179,615)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(39,245,326)
Increase in Net Assets from Operations	$6,994,403

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$46,239,729	$80,258,494
Net realized gain	17,934,289	32,153,700
Change in net unrealized appreciation (depreciation)	(57,179,615)	92,288,432
Increase in Net Assets from Operations	6,994,403	204,700,626

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(47,876,870)	(83,962,183)
Decrease in Net Assets from Distributions to Shareholders	(47,876,870)	(83,962,183)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	804,969,137	2,498,601,416
Reinvestment of distributions	40,547,818	71,871,404
Cost of shares repurchased	(360,786,227)	(2,052,748,004)
Increase in Net Assets from Fund Share Transactions	484,730,728	517,724,816
Increase in Net Assets	443,848,261	638,463,259

Net Assets:
Beginning of period	3,477,915,889	2,839,452,630
End of period*	$3,921,764,150	$3,477,915,889
*Includes undistributed net investment income of:	$2,750,231	$4,387,372

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$12.31	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.13	0.31	0.26	0.17
Net realized and unrealized gain (loss)	(0.10)	0.51	(0.53)	0.31
Total income (loss) from operations	0.03	0.82	(0.27)	0.48

Less distributions from:
Net investment income	(0.14)	(0.32)	(0.29)	(0.19)
Total distributions	(0.14)	(0.32)	(0.29)	(0.19)

Net asset value, end of period	$12.20	$12.31	$11.81	$12.37
Total return[4]	0.19%	7.02%	(2.23)%	3.96%

Net assets, end of period (000s)	$298,653	$164,153	$194,314	$263,926

Ratios to average net assets:
Gross expenses	0.86%[5]	0.82%	0.87%	0.84%[5]
Net expenses[6]	0.86 [5]	0.82	0.87	0.84 [5]
Net investment income	2.10 [5]	2.50	2.13	2.06 [5]

Portfolio turnover rate[7]	44%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015, 318%, 345% and 418% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$12.32	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.09	0.20	0.17	0.11
Net realized and unrealized gain (loss)	(0.12)	0.54	(0.53)	0.30
Total income (loss) from operations	(0.03)	0.74	(0.36)	0.41

Less distributions from:
Net investment income	(0.09)	(0.23)	(0.20)	(0.12)
Total distributions	(0.09)	(0.23)	(0.20)	(0.12)

Net asset value, end of period	$12.20	$12.32	$11.81	$12.37
Total return[4]	(0.22)%	6.26%	(2.94)%	3.43%

Net assets, end of period (000s)	$17,929	$11,177	$3,016	$1,897

Ratios to average net assets:
Gross expenses	1.55%[5,6]	1.69%[6]	1.73%	1.47%[5]
Net expenses[7]	1.55 [5,6]	1.65 [6,8]	1.60 [8]	1.47 [5]
Net investment income	1.45 [5]	1.68	1.42	1.35 [5]

Portfolio turnover rate[9]	44%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015, 318%, 345% and 418% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$12.32	$11.82	$12.37	$12.40

Income (loss) from operations:
Net investment income	0.11	0.25	0.21	0.05
Net realized and unrealized gain (loss)	(0.11)	0.52	(0.52)	(0.03)
Total income (loss) from operations	—	0.77	(0.31)	0.02

Less distributions from:
Net investment income	(0.11)	(0.27)	(0.24)	(0.05)
Total distributions	(0.11)	(0.27)	(0.24)	(0.05)

Net asset value, end of period	$12.21	$12.32	$11.82	$12.37
Total return[4]	0.00%	6.56%	(2.53)%	0.17%

Net assets, end of period (000s)	$21,550	$22,621	$27,827	$41,417

Ratios to average net assets:
Gross expenses	1.26%[5]	1.28%	1.27%	1.28%[5]
Net expenses[6]	1.26 [5]	1.28	1.27	1.28 [5]
Net investment income	1.73 [5]	2.09	1.72	1.63 [5]

Portfolio turnover rate[7]	44%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period October 3, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015, 318%, 345% and 418% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.32	$11.82	$12.37	$11.87	$11.42	$10.62

Income (loss) from operations:
Net investment income	0.13	0.32	0.27	0.28	0.35	0.43
Net realized and unrealized gain (loss)	(0.10)	0.51	(0.52)	0.52	0.47	0.82
Total income (loss) from operations	0.03	0.83	(0.25)	0.80	0.82	1.25

Less distributions from:
Net investment income	(0.14)	(0.33)	(0.30)	(0.30)	(0.37)	(0.45)
Total distributions	(0.14)	(0.33)	(0.30)	(0.30)	(0.37)	(0.45)

Net asset value, end of period	$12.21	$12.32	$11.82	$12.37	$11.87	$11.42
Total return[4]	0.21%	7.10%	(2.06)%	6.82%	7.24%	11.91%

Net assets, end of period (000s)	$203,155	$213,225	$913,908	$942,713	$639,281	$384,186

Ratios to average net assets:
Gross expenses	0.85%[5,6]	0.81%[6]	0.83%[6]	0.75%[6]	0.75%	0.79%
Net expenses[7]	0.85 [5,6]	0.80 [6,8]	0.78 [6,8]	0.75 [6,8]	0.74 [8]	0.75 [8]
Net investment income	2.15 [5]	2.61	2.24	2.29	3.01	3.85

Portfolio turnover rate	44%[9]	93%[9]	147%[9]	149%[9]	141%[9]	406%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.79%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.77%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.75%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015 and 318%, 345%, 418% and 556% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$12.32	$11.82	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.11	0.27	0.22	0.14
Net realized and unrealized gain (loss)	(0.10)	0.52	(0.52)	0.31
Total income (loss) from operations	0.01	0.79	(0.30)	0.45

Less distributions from:
Net investment income	(0.12)	(0.29)	(0.25)	(0.16)
Total distributions	(0.12)	(0.29)	(0.25)	(0.16)

Net asset value, end of period	$12.21	$12.32	$11.82	$12.37
Total return[4]	0.06%	6.70%	(2.42)%	3.73%

Net assets, end of period (000s)	$5,778	$2,703	$963	$1,511

Ratios to average net assets:
Gross expenses	1.15%[5,6]	1.34%[6]	1.27%[6]	1.40%[5]
Net expenses[7]	1.15 [5,6]	1.15 [6,8]	1.15 [6,8]	1.15 [5,8]
Net investment income	1.85 [5]	2.22	1.84	1.72 [5]

Portfolio turnover rate[9]	44%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015, 318%, 345% and 418% for the years ended December 31, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.31	$11.81	$12.37	$11.86	$11.42	$10.62

Income (loss) from operations:
Net investment income	0.16	0.35	0.30	0.31	0.38	0.46
Net realized and unrealized gain (loss)	(0.11)	0.51	(0.53)	0.53	0.45	0.82
Total income (loss) from operations	0.05	0.86	(0.23)	0.84	0.83	1.28

Less distributions from:
Net investment income	(0.16)	(0.36)	(0.33)	(0.33)	(0.39)	(0.48)
Total distributions	(0.16)	(0.36)	(0.33)	(0.33)	(0.39)	(0.48)

Net asset value, end of period	$12.20	$12.31	$11.81	$12.37	$11.86	$11.42
Total return[4]	0.41%	7.38%	(1.86)%	7.15%	7.38%	12.20%

Net assets, end of period (000s)	$1,911,973	$1,746,415	$570,450	$938,146	$1,576,949	$1,689,352

Ratios to average net assets:
Gross expenses	0.50%[5]	0.52%	0.49%	0.52%	0.52%	0.50%
Net expenses	0.45 [5,6,7]	0.51 [6,7]	0.49	0.52	0.52	0.50
Net investment income	2.55 [5]	2.86	2.48	2.57	3.25	4.07

Portfolio turnover rate	44%[8]	93%[8]	147%[8]	149%[8]	141%[8]	406%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to April 30, 2016 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015 and 318%, 345%, 418% and 556% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2015 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.33	$11.82	$12.38	$11.87	$11.43	$10.63

Income (loss) from operations:
Net investment income	0.16	0.36	0.31	0.31	0.39	0.47
Net realized and unrealized gain (loss)	(0.11)	0.52	(0.53)	0.54	0.45	0.82
Total income (loss) from operations	0.05	0.88	(0.22)	0.85	0.84	1.29

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.34)	(0.34)	(0.40)	(0.49)
Total distributions	(0.16)	(0.37)	(0.34)	(0.34)	(0.40)	(0.49)

Net asset value, end of period	$12.22	$12.33	$11.82	$12.38	$11.87	$11.43
Total return[4]	0.41%	7.53%	(1.81)%	7.23%	7.46%	12.25%

Net assets, end of period (000s)	$1,462,726	$1,317,622	$1,128,974	$1,217,902	$160,699	$109,098

Ratios to average net assets:
Gross expenses	0.45%[5,6]	0.45%[6]	0.45%[6]	0.45%	0.45%	0.44%
Net expenses[7]	0.45 [5,6]	0.45 [6,8]	0.44 [6,8]	0.45 [8]	0.45	0.44 [8]
Net investment income	2.55 [5]	2.92	2.57	2.51	3.31	4.13

Portfolio turnover rate	44%[9]	93%[9]	147%[9]	149%[9]	141%[9]	406%

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 124% for the six months ended June 30, 2015 and 318%, 345%, 418% and 556% for the years ended December 31, 2014, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2015 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

50	Western Asset Core Bond Fund 2015 Semi-Annual Report

Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Bond Fund 2015 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$459,085,835	$0	*	$459,085,835
Industrials	—	49,708,481	7,275,058		56,983,539
Other corporate bonds & notes	—	617,343,485	—		617,343,485
Asset-backed securities	—	258,190,972	9,692,143		267,883,115
Collateralized mortgage obligations	—	677,713,043	50,668,446		728,381,489
Mortgage-backed securities	—	698,680,169	—		698,680,169
Municipal bonds	—	4,980,911	—		4,980,911
Sovereign bonds	—	158,978,517	—		158,978,517
U.S. government & agency obligations	—	472,037,137	—		472,037,137
Purchased options	$602,781	—	—		602,781
Total long-term investments	$602,781	$3,396,718,550	$67,635,647		$3,464,956,978
Short-term investments†	—	261,987,173	—		261,987,173
Total investments	$602,781	$3,658,705,723	$67,635,647		$3,726,944,151
Other assets	—	—	$73,944		$73,944
Other financial instruments:
Futures contracts	$6,257,666	—	—		$6,257,666
Centrally cleared interest rate swaps	—	$2,433,698	—		2,433,698
OTC credit default swaps on corporate issues — sell protection‡	—	41,024	—		41,024
OTC credit default swaps on credit indices — sell protection‡	—	368,580	—		368,580
Centrally cleared credit default swaps on credit indices — sell protection	—	77,751	—		77,751
Total other financial instruments	$6,257,666	$2,921,053	—		$9,178,719
Total	$6,860,447	$3,661,626,776	$67,709,591		$3,736,196,814

52	Western Asset Core Bond Fund 2015 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$3,447,727	—	—	$3,447,727
Futures contracts	3,020,594	—	—	3,020,594
OTC interest rate swaps‡	—	$767,703	—	767,703
Centrally cleared interest rate swaps	—	3,776,310	—	3,776,310
OTC credit default swaps on corporate issues — sell protection‡	—	53,266	—	53,266
OTC credit default swaps on corporate issues — buy protection‡	—	78,931	—	78,931
Centrally cleared credit default swaps on credit indices — sell protection	—	31,660	—	31,660
Total	$6,468,321	$4,707,870	—	$11,176,191

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes			Asset- Backed Securities	Collateralized Mortgage Obligations	Other Assets	Total
Investments in Securities	Financials		Industrials
Balance as of December 31, 2014	$0	*	—	$20,604	—	$101,248	$121,852
Accrued premiums/discounts	153,210		—	2	$7,345	—	160,557
Realized gain (loss)[1]	—		—	17	1,099	—	1,116
Change in unrealized appreciation (depreciation)[2]	(153,210)		—	(322)	(6,749)	(27,304)	(187,585)
Purchases	—		—	566,500	38,691,929	—	39,258,429
Sales	—		—	(1,849)	(21,740)	—	(23,589)
Transfers into Level 3[3]	—		$7,275,058	9,125,642	11,996,562	—	28,397,262
Transfers out of Level 3[4]	—		—	(18,451)	—	—	(18,451)
Balance as of June 30, 2015	$0	*	$7,275,058	$9,692,143	$50,668,446	$73,944	$67,709,591
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	$(153,210)		—	—	$(6,749)	$(27,304)	$(187,263)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.
[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Western Asset Core Bond Fund 2015 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase

54	Western Asset Core Bond Fund 2015 Semi-Annual Report

price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security

Western Asset Core Bond Fund 2015 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund purchases or writes swaptions to manage exposure to an underlying instrument. The Fund may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or

56	Western Asset Core Bond Fund 2015 Semi-Annual Report

may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2015, the total notional value of all OTC credit default swaps to sell protection is $16,625,902. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum

Western Asset Core Bond Fund 2015 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers

58	Western Asset Core Bond Fund 2015 Semi-Annual Report

and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Western Asset Core Bond Fund 2015 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund held written options, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $4,347,627. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2015, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,312,043, which could be used to reduce the required payment.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

60	Western Asset Core Bond Fund 2015 Semi-Annual Report

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

Western Asset Core Bond Fund 2015 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

LMPFA has agreed to waive fees or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed: 0.90%, 1.65%, 1.42%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class C1, Class FI, Class R and Class IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Directors’ consent.

Effective November 7, 2014, LMPFA agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 0.45% for Class I shares. This arrangement cannot be terminated prior to April 30, 2016 without the Board of Directors’ consent.

Prior to May 1, 2014, LMPFA voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) did not exceed 0.79% for Class FI shares.

During the six months ended June 30, 2015, fees waived and/or expenses reimbursed amounted to $430,113.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2015	—	—	—	$427,545	—	—	$19
Expires December 31, 2016	—	—	—	32,780	$99	$27,792	44
Expires December 31, 2017	—	—	—	—	—	430,113	—
Fee waivers/expense reimbursements subject to recapture	—	—	—	$460,325	$99	$457,905	$63

For the six months ended June 30, 2015, LMPFA recaptured $3,537, $14,020, $3,300 and $74,919 for Class C, Class FI, Class R and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

62	Western Asset Core Bond Fund 2015 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares , which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $31,265 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$534	$823	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$688,281,931	$3,600,742,872
Sales	334,843,502	3,808,387,924

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,249,629
Gross unrealized depreciation	(92,519,857)
Net unrealized depreciation	$(10,270,228)

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	3,880	6/16	$955,855,683	$961,027,500	$5,171,817
90-Day Eurodollar	111	12/16	27,282,773	27,369,825	87,052
90-Day Eurodollar	123	3/17	30,112,912	30,271,838	158,926
U.S. Treasury 2-Year Notes	939	9/15	205,333,130	205,582,313	249,183
U.S. Treasury 5-Year Notes	3,900	9/15	464,519,200	465,105,471	586,271
U.S. Treasury 10-Year Notes	446	9/15	56,353,610	56,272,656	(80,954)
U.S. Treasury Long-Term Bonds	1,540	9/15	232,294,958	232,299,375	4,417
U.S. Treasury Ultra Long-Term Bonds	490	9/15	77,113,999	75,490,625	(1,623,374)
					$4,553,338

Western Asset Core Bond Fund 2015 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	6,371	9/15	$1,586,459,182	$1,586,936,463	$(477,281)
90-Day Eurodollar	1,013	12/15	251,640,595	251,895,112	(254,517)
90-Day Eurodollar	3,971	3/16	985,017,732	985,602,200	(584,468)
					$(1,316,266)
Net unrealized appreciation on open futures contracts					$3,237,072

During the six months ended June 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2014	5,245	$3,145,329
Options written	32,952	17,627,540
Options closed	(9,024)	(5,752,743)
Options exercised	(3,217)	(2,079,435)
Options expired	(20,623)	(9,706,281)
Written options, outstanding as of June 30, 2015	5,333	$3,234,410

At June 30, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	$(249,474)
Credit Suisse	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(183,878)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(334,351)
Total	$10,660,000				—	$(767,703)

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc.	$2,192,000	2/15/41	2.392% semi-annually	3-Month LIBOR	$19,927	$188,906
Deutsche Bank AG	23,564,000	2/15/41	2.392% semi-annually	3-Month LIBOR	165	2,244,792
JPMorgan Chase & Co.	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR	(1,259,486)	(3,776,310)
Total	$51,056,000				$(1,239,394)	$(1,342,612)

64	Western Asset Core Bond Fund 2015 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2015[3]	Periodic Payments Received By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	0.87%	1.000% quarterly	$20,196	$28,049	$(7,853)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	1.10%	1.000% quarterly	(53,266)	(136,459)	83,193
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	1,820,000	9/20/21	0.90%	1.000% quarterly	10,395	18,575	(8,180)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	0.87%	1.000% quarterly	10,433	15,284	(4,851)
Total	$13,030,000				$(12,242)	$(74,551)	$62,309

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2015[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	$4,120,000	12/20/16	0.18%	1.040% quarterly	$(52,757)	—	$(52,757)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	2,420,000	3/20/17	0.23%	0.690% quarterly	(19,377)	—	(19,377)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	0.79%	0.890% quarterly	(6,797)	—	(6,797)
Total	$10,660,000				$(78,931)	—	$(78,931)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$3,595,902	7/25/36	4.420% monthly	$368,580	$274,598	$93,982

Western Asset Core Bond Fund 2015 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$25,840,000	6/20/19	1.000% quarterly	$385,290	$322,157	$63,133
Barclays Capital Inc. (Markit CDX.NA.IG.23 Index)	43,920,000	12/20/19	1.000% quarterly	575,077	606,737	(31,660)
JPMorgan Chase & Co. (Markit CDX.NA.IG.23 Index)	14,970,000	12/20/19	1.000% quarterly	196,013	181,395	14,618
Total	$84,730,000			$1,156,380	$1,110,289	$46,091

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

66	Western Asset Core Bond Fund 2015 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$602,781	—	$602,781
Futures contracts[3]	6,257,666	—	6,257,666
OTC swap contracts[4]	—	$409,604	409,604
Centrally cleared swap contracts[5]	2,433,698	77,751	2,511,449
Total	$9,294,145	$487,355	$9,781,500

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$3,447,727	—	$3,447,727
Futures contracts[3]	3,020,594	—	3,020,594
OTC swap contracts[4]	767,703	$132,197	899,900
Centrally cleared swap contracts[5]	3,776,310	31,660	3,807,970
Total	$11,012,334	$163,857	$11,176,191

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,717,565)	$(76,011)	$(2,793,576)
Written options	15,645,696	—	15,645,696
Futures contracts	478,429	—	478,429
Swap contracts	(1,346,801)	1,014,162	(332,639)
Total	$12,059,759	$938,151	$12,997,910

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

Western Asset Core Bond Fund 2015 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$161,924	$65,458	$227,382
Written options	(702,247)	—	(702,247)
Futures contracts	(2,185,041)	—	(2,185,041)
Swap contracts	3,923,466	(52,234)	3,871,232
Total	$1,198,102	$13,224	$1,211,326

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$355,867
Written options	2,943,192
Futures contracts (to buy)	2,704,755,782
Futures contracts (to sell)	1,197,086,492

Average Notional Balance
Interest rate swap contracts	$137,230,286
Credit default swap contracts (to buy protection)	19,778,571
Credit default swap contracts (to sell protection)	108,192,429

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$602,781	—	$602,781
OTC swap contracts	409,604	—	409,604
Total	$1,012,385	—	$1,012,385

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Written options	$3,447,727	$(512,043)	$2,935,684
Futures contracts[5]	402,217	(402,217)	—
Centrally cleared swap contracts[5]	2,023,475	(2,023,475)	—
OTC swap contracts	899,900	(800,000)	99,900
Total	$6,773,319	$(3,737,735)	$3,035,584

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

68	Western Asset Core Bond Fund 2015 Semi-Annual Report

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$302,834	$223,153
Class C	74,462	4,930
Class C1	77,513	14,421
Class FI	253,429	151,634
Class R	10,964	1,448
Class I	—	572,612
Class IS	—	32,436
Total	$719,202	$1,000,634

For the six months ended June 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	—
Class FI	—
Class R	—
Class I	$430,113
Class IS	—
Total	$430,113

Western Asset Core Bond Fund 2015 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class A	$2,616,647	$12,047,157
Class C	113,992	88,745
Class C1	201,563	565,813
Class FI	2,268,520	17,158,728
Class R	42,393	31,252
Class I	24,375,927	16,958,105
Class IS	18,257,828	37,112,383
Total	$47,876,870	$83,962,183

7. Capital shares

At June 30, 2015, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,235,708	$164,993,067	62,357,421	$764,324,677
Shares issued on reinvestment	207,721	2,573,120	323,454	3,944,516
Shares repurchased	(2,294,089)	(28,414,650)	(65,797,181)	(808,446,594)
Net increase (decrease)	11,149,340	$139,151,537	(3,116,306)	$(40,177,401)

Class C
Shares sold	625,257	$7,762,814	786,030	$9,623,517
Shares issued on reinvestment	6,060	75,116	4,921	60,195
Shares repurchased	(69,715)	(862,279)	(138,825)	(1,692,150)
Net increase	561,602	$6,975,651	652,126	$7,991,562

Class C1
Shares sold	31,518	$392,423	7,777	$94,866
Shares issued on reinvestment	14,985	186,094	42,580	519,334
Shares repurchased	(117,298)	(1,452,942)	(569,345)	(6,926,690)
Net decrease	(70,795)	$(874,425)	(518,988)	$(6,312,490)

Class FI
Shares sold	3,961,068	$49,126,759	6,863,314	$83,804,861
Shares issued on reinvestment	177,502	2,204,518	1,397,350	16,997,413
Shares repurchased	(4,803,578)	(59,558,062)	(68,298,987)	(837,054,921)
Net decrease	(665,008)	$(8,226,785)	(60,038,323)	$(736,252,647)

70	Western Asset Core Bond Fund 2015 Semi-Annual Report

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class R
Shares sold	328,834	$4,074,786	197,788	$2,422,360
Shares issued on reinvestment	2,404	29,805	2,014	24,581
Shares repurchased	(77,399)	(963,102)	(61,923)	(754,419)
Net increase	253,839	$3,141,489	137,879	$1,692,522

Class I
Shares sold	26,299,823	$326,288,445	115,462,829	$1,418,495,778
Shares issued on reinvestment	1,441,549	17,883,845	1,187,917	14,487,861
Shares repurchased	(12,859,786)	(159,027,521)	(23,101,959)	(281,597,028)
Net increase	14,881,586	$185,144,769	93,548,787	$1,151,386,611

Class IS
Shares sold	20,382,380	$252,330,843	18,014,293	$219,835,357
Shares issued on reinvestment	1,416,051	17,595,320	2,933,675	35,837,504
Shares repurchased	(8,935,136)	(110,507,671)	(9,555,097)	(116,276,202)
Net increase	12,863,295	$159,418,492	11,392,871	$139,396,659

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2015	$(84,734,017)
12/31/2016	(33,885,094)
12/31/2017	(250,607,702)
12/31/2018	(33,363,704)
$(402,590,517)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $48,700,439, which have no expiration date, must be used first to offset any such gains.

Western Asset Core Bond Fund 2015 Semi-Annual Report	71

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/15 SR15-2571

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 24, 2015
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	August 24, 2015